ACCOUNTS RECEIVABLE, NET - Schedule of Allowance for Credit Loss Movement (Details) - Nonrelated party - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
ACCOUNTS RECEIVABLE, NET
Beginning balance	$ 668,195	$ 133,449	$ 256,882
Additions	452,824	538,494	11,738
Reversal	0	(41)	(123,647)
Foreign currency translation adjustments	17,645	(3,707)	(11,524)
Ending balance	$ 1,138,664	$ 668,195	$ 133,449